Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Detail)	Dec. 31, 2022 ARS ($)
Disclosure of minimum capital requirements [line items]
Minimum capital requirements	$ 105,060,980
Computable equity	515,330,432
Capital surplus	$ 410,269,452